Leases	12 Months Ended
Dec. 31, 2022
Leases Disclosure [Abstract]
Leases
17.	Leases
As a lessee
The Group has entered into various operating lease agreements for certain land use rights, offices, retail and service centers, warehouses for finished goods, parking areas for charging infrastructure, and factories for R&D activities which are substantially located in PRC. In 2022, the Group also entered into a finance lease agreement for the Guangzhou manufacturing plant. The Group determines if an arrangement is a lease, or contains a lease, at inception and records the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.
The Group’s leases, where the Group is the lessee, may include options to extend the lease term and options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Group will exercise such options.
The Group entered into a cooperation agreement and supplementary agreements (collectively “Guangzhou Cooperation Agreements”) in September 2020 and June 2021 for the establishment of the Group’s Guangzhou manufacturing plant with Guangzhou GET Investment and Guangzhou GET New Energy. Pursuant to Guangzhou Cooperation Agreement, the Group intends to construct a new Smart EV manufacturing base which houses a broad range of functions, including research and development, manufacturing, vehicle testing and sales.
The Group entered into a lease contract with Guangzhou GET New Energy to lease the plant and underlying land use right of Guangzhou manufacturing plant with an annual lease payment of
RMB57,900 from
July 2022
to June 2029, and further obtained an obligation to purchase the plant and underlying land use right at the construction cost of RMB1,300,000 at the end of lease term. Further construction cost amounting to RMB183,555 will be paid subsequently according to the payment schedule. The lease payment made before the lease commencement date was RMB60,443. The initial direct cost made and the incentive received on or before the lease commencement date were immaterial.
The lease of the land use right or a purchased land use right can only be classified as an operating lease under U.S. GAAP. As the Group has an obligation to purchase the plant at cost and the assets are designed for the use of the Group, so the obligation is reasonably certain to be exercised, and accordingly, the lease of the plant was classified as a finance lease and recognized as property, plant and equipment of the Group. Therefore, on the lease commencement date, the land use right and property, plant and equipment for the plants amounted
RMB389,508 and RMB1,001,820, respectively, being the present value of the lease payment and the exercise price of the purchase obligation.

The balances for the leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
Operating lease	2021	2022
Land use rights, net	—	393,561
Right-of-use assets, net	1,561,175	1,954,618

Total operating lease assets	1,561,175	2,348,179

Operating lease liabilities - current	373,488	490,811
Operating lease liabilities - non current	1,189,754	1,854,576

Total operating lease liabilities	1,563,242	2,345,387

	As of December 31,
Finance lease	2021	2022
Property, plant and equipment, at cost	—	1,001,820
Accumulated depreciation	—	(25,046)

Property, plant and equipment, net	—	976,774

Finance lease liabilities - current	—	128,279
Finance lease liabilities - non current	—	797,743

Total finance lease liabilities	—	926,022

The components of lease expense are as follows within the consolidated statements of comprehensive loss:

	For the Year Ended December 31,
	2020	2021	2022
Operating lease expense:
Operating lease expense	125,867	340,744	595,032
Short-term lease expense	30,201	102,901	265,800

Total operating lease expenses	156,068	443,645	860,832

Finance lease expense:
Amortization expense	—	—	25,046
Interest expense	—	—	22,846

Total finance lease expenses	—	—	47,892

Total lease expenses	156,068	443,645	908,724

Short-term leases primarily consist of the parking areas and pop-up
stores leases with a term of 12 months or less.
Amortization expense of finance lease, operating lease expense and short-term lease expense are recognized as cost of sales, selling, general and administrative expenses and research and development expenses.
Interest expense on finance lease liabilities is recognized over the lease term as “Interest expenses”.
Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2020	2021	2022
Weighted-average remaining lease term
Operating leases	4.0 years	5.3 years	5.1 years
Finance leases	—	—	6.6 years
Land use rights	—	—	49.5 years
Weighted-average discount rate
Operating leases	4.43%	4.71%	4.78%
Finance leases	—	—	4.90%
Land use rights	—	—	4.90%
Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2020	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	132,440	289,456	486,260
Operating cash outflows from finance leases (interest payments)	—	—	22,846
Financing cash outflows from finance leases	—	—	15,355
Leased assets obtained in exchange for operating lease liabilities	130,560	1,329,021	1,162,151
Leased assets obtained in exchange for finance lease liabilities	—	—	1,001,820
As of December 31, 2022, the maturities of the Group’s lease liabilities (excluding short-term leases) are as follows:

	As of December 31,
	2022
	Finance Lease	Operating Lease
Within 1 year	184,626	593,383
Between 1 and 2 years	59,371	425,187
Between 2 and 3 years	31,767	322,100
Between 3 and 4 years	31,767	291,060
Between 4 and 5 years	34,835	210,323
Thereafter	857,722	930,901

Total minimum lease payments	1,200,088	2,772,954
Less: Interest	(274,066)	(427,567)

Present value of lease obligations	926,022	2,345,387
Less: Current portion	(128,279)	(490,811)

Non - current portion of lease obligations	797,743	1,854,576